SEGMENT INFORMATION - Results of Continuing Operations (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) segment	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Segment Information
Number of business segments (in segments) | segment	5
Revenue (excluding other revenue not allocated to segments)	$ 78,968	$ 79,630	$ 81,535
Revenue	79,139	79,919	81,741
Pre-tax income from continuing operations	11,400	12,330	15,945
Cognitive Solutions
Segment Information
Revenue (excluding other revenue not allocated to segments)	18,453	18,187	17,841
Global Business Services
Segment Information
Revenue (excluding other revenue not allocated to segments)	16,348	16,700	17,166
Technology Services & Cloud Platforms
Segment Information
Revenue (excluding other revenue not allocated to segments)	34,277	35,337	35,142
Systems
Segment Information
Revenue (excluding other revenue not allocated to segments)	8,194	7,714	9,547
Global Financing
Segment Information
Revenue (excluding other revenue not allocated to segments)	1,696	1,692	1,840
Business Segments
Segment Information
Revenue	84,857	85,936	88,361
Pre-tax income from continuing operations	$ 14,977	$ 15,380	$ 19,602
Revenue year-to-year change (as a percent)	(1.30%)	(2.70%)	(11.20%)
Pre-tax income year-to-year change (as a percent)	(2.60%)	(21.50%)	(11.80%)
Pre-tax income margin (as a percent)	17.60%	17.90%	22.20%
Business Segments | Cognitive Solutions
Segment Information
Revenue	$ 21,100	$ 20,817	$ 20,055
Pre-tax income from continuing operations	$ 6,817	$ 6,352	$ 7,245
Revenue year-to-year change (as a percent)	1.40%	3.80%	(8.40%)
Pre-tax income year-to-year change (as a percent)	7.30%	(12.30%)	(11.80%)
Pre-tax income margin (as a percent)	32.30%	30.50%	36.10%
Business Segments | Global Business Services
Segment Information
Revenue	$ 16,711	$ 17,109	$ 17,664
Pre-tax income from continuing operations	$ 1,401	$ 1,732	$ 2,602
Revenue year-to-year change (as a percent)	(2.30%)	(3.10%)	(11.90%)
Pre-tax income year-to-year change (as a percent)	(19.10%)	(33.40%)	(22.30%)
Pre-tax income margin (as a percent)	8.40%	10.10%	14.70%
Business Segments | Technology Services & Cloud Platforms
Segment Information
Revenue	$ 34,934	$ 36,052	$ 35,840
Pre-tax income from continuing operations	$ 4,344	$ 4,707	$ 5,669
Revenue year-to-year change (as a percent)	(3.10%)	0.60%	(9.80%)
Pre-tax income year-to-year change (as a percent)	(7.70%)	(17.00%)	(20.00%)
Pre-tax income margin (as a percent)	12.40%	13.10%	15.80%
Business Segments | Systems
Segment Information
Revenue	$ 8,945	$ 8,464	$ 10,325
Pre-tax income from continuing operations	$ 1,135	$ 933	$ 1,722
Revenue year-to-year change (as a percent)	5.70%	(18.00%)	(22.40%)
Pre-tax income year-to-year change (as a percent)	21.60%	(45.80%)	24.40%
Pre-tax income margin (as a percent)	12.70%	11.00%	16.70%
Business Segments | Global Financing
Segment Information
Revenue	$ 3,168	$ 3,494	$ 4,477
Pre-tax income from continuing operations	$ 1,279	$ 1,656	$ 2,364
Revenue year-to-year change (as a percent)	(9.30%)	(22.00%)	(1.00%)
Pre-tax income year-to-year change (as a percent)	(22.70%)	(29.90%)	8.00%
Pre-tax income margin (as a percent)	40.40%	47.40%	52.80%
Internal transactions
Segment Information
Revenue	$ (5,889)	$ (6,307)	$ (6,826)
Pre-tax income from continuing operations	(726)	(1,160)	(1,675)
Internal transactions | Cognitive Solutions
Segment Information
Revenue	(2,647)	(2,630)	(2,215)
Internal transactions | Global Business Services
Segment Information
Revenue	(363)	(409)	(499)
Internal transactions | Technology Services & Cloud Platforms
Segment Information
Revenue	(657)	(715)	(698)
Internal transactions | Systems
Segment Information
Revenue	(750)	(750)	(778)
Internal transactions | Global Financing
Segment Information
Revenue	$ (1,471)	$ (1,802)	$ (2,637)